Leased Properties - Schedule of Future Rental Payments under Sale and Leaseback Transactions (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Future payments under the agreement
2017	$ 2,332
2018	2,356
2019	2,379
2020	2,403
2021	2,427
Thereafter	28,355
Total	40,252
Less amounts representing interest:	16,617
Present value of minimum lease payments	$ 23,635